CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013
Common Stock Issued To Third Party Investor, Per Share Price	$ 0.0052		$ 0.24
Common Stock Issued To Founder, Per Share Price			$ 0.0052
Common Stock Issued To Affiliate Director, Per Share Price			$ 0.24
Restricted Common Stock Issued To Consultant, Per Share Price			$ 0.40
Repurchase And Retirement Of Restricted Common Stock From Consultant, Per Share Price			$ 0.40
Underwriters Discount and Offering Costs		$ 2,816,149